Other equity instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Other equity instruments	Note 31: Other equity instruments

	2024 £m	2023 £m	2022 £m
At 1 January	5,018	4,268	4,268
Issued in the year:
$550 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	410	–	–
$1,000 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	764	–	–
£750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	750	–
	1,174	750	–
Repurchases and redemptions during the year:
£500 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	(500)	–	–

Profit for the year attributable to other equity holders	363	334	241
Distributions on other equity instruments	(363)	(334)	(241)
At 31 December	5,692	5,018	4,268
The principal terms of the AT1 securities are described below:
•The securities rank behind the claims against the Bank of unsubordinated creditors on a winding-up
•The fixed rate reset securities bear a fixed rate of interest until the first call date. After the initial call date, in the event that they are not redeemed, the fixed rate reset AT1 securities will bear interest at rates fixed periodically in advance. The floating rate AT1 securities will be reset quarterly both prior to and following the first call date
•Interest on the securities will be due and payable only at the sole discretion of the Bank and the Bank may at any time elect to cancel any interest payment (or any part thereof) which would otherwise be payable on any interest payment date. There are also certain restrictions on the payment of interest as specified in the terms
•The securities are undated and are repayable, at the option of the Bank, in whole at the first call date, or at any interest payment date thereafter. In addition, the AT1 securities are repayable, at the option of the Bank, in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA
•The securities will be subject to a Permanent Write Down should the Common Equity Tier 1 ratio of the Bank fall below 7.0 per cent